JPMorgan SmartRetirement® Blend 2035 Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 55.8%
Fixed Income — 16.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	43,807	301,390
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	241	1,371
JPMorgan High Yield Fund Class R6 Shares (a)	14,328	88,120
Total Fixed Income		390,881
International Equity — 3.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,194	77,596
U.S. Equity — 35.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,107	843,037
Total Investment Companies (Cost $1,172,756)		1,311,514
Exchange-Traded Funds — 36.9%
Alternative Assets — 1.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	439	34,160
Fixed Income — 4.9%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	2,579	114,056
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	30	1,316
Total Fixed Income		115,372
International Equity — 23.0%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,666	77,235
JPMorgan BetaBuilders International Equity ETF (a)	8,910	464,209
Total International Equity		541,444
U.S. Equity — 7.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,282	96,522
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,496	79,882
Total U.S. Equity		176,404
Total Exchange-Traded Funds (Cost $847,434)		867,380
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.6%
U.S. Treasury Bonds
1.13%, 5/15/2040	1,556	893
1.13%, 8/15/2040	1,166	663
1.38%, 11/15/2040	1,482	877
2.25%, 5/15/2041	61	42
1.75%, 8/15/2041	1,410	878
3.38%, 8/15/2042	1,610	1,304
4.00%, 11/15/2042	65	58
3.13%, 2/15/2043	680	526
3.88%, 2/15/2043	405	352
3.88%, 5/15/2043	95	83
2.25%, 8/15/2046	120	76
1.38%, 8/15/2050	3,404	1,661

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.63%, 11/15/2050	2,119	1,110
1.88%, 2/15/2051	155	87
1.88%, 11/15/2051	360	201
2.25%, 2/15/2052	890	546
3.00%, 8/15/2052	1,119	815
3.63%, 2/15/2053	455	376
U.S. Treasury Notes
0.88%, 1/31/2024 (b)	6,616	6,518
3.88%, 3/31/2025	1,950	1,911
4.00%, 12/15/2025	350	343
0.50%, 2/28/2026	1,193	1,074
4.63%, 3/15/2026	1,110	1,102
3.13%, 8/31/2027	1,490	1,406
0.63%, 12/31/2027	3,770	3,188
3.50%, 1/31/2028	2,000	1,909
3.63%, 3/31/2028	3,030	2,905
3.13%, 8/31/2029	1,053	970
3.88%, 9/30/2029	570	547
3.50%, 1/31/2030	1,060	994
3.63%, 3/31/2030	800	755
2.75%, 8/15/2032	1,237	1,071
3.50%, 2/15/2033	1,250	1,147
3.88%, 8/15/2033	455	430
U.S. Treasury STRIPS Bonds
4.63%, 11/15/2040 (c)	960	402
4.65%, 2/15/2041 (c)	616	254
Total U.S. Treasury Obligations (Cost $42,466)		37,474
Corporate Bonds — 1.3%
Aerospace & Defense — 0.1%
Boeing Co. (The) 2.70%, 2/1/2027	664	601
L3Harris Technologies, Inc. 5.40%, 7/31/2033	61	58
Leidos, Inc. 5.75%, 3/15/2033	50	48
Northrop Grumman Corp.
5.15%, 5/1/2040	37	34
3.85%, 4/15/2045	90	67
RTX Corp.
2.25%, 7/1/2030	80	64
5.15%, 2/27/2033	44	42
3.75%, 11/1/2046	80	57
2.82%, 9/1/2051	70	40
		1,011
Automobiles — 0.0% ^
Hyundai Capital America
5.65%, 6/26/2026 (d)	264	262

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
3.00%, 2/10/2027 (d)	200	181
2.38%, 10/15/2027 (d)	198	171
		614
Banks — 0.3%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (d) (e)	400	330
Banco Santander SA (Spain) 5.59%, 8/8/2028	200	196
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	106	96
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	59	58
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (e)	278	256
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	65	61
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	130	125
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	130	128
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	310	244
(SOFR + 1.91%), 5.29%, 4/25/2034 (e)	140	130
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	80	78
Bank of Montreal (Canada)
5.30%, 6/5/2026	70	69
5.72%, 9/25/2028	90	89
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	71	67
Banque Federative du Credit Mutuel SA (France) 4.94%, 1/26/2026 (d)	200	195
Barclays plc (United Kingdom) (SOFR + 1.88%), 6.50%, 9/13/2027 (e)	200	200
BPCE SA (France) (SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	250	227
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	100	91
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	180	142
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (e)	88	68
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (d) (e)	250	244
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	200	193
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	250	223
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (d)	200	197
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (e)	400	340
Huntington National Bank (The) 5.65%, 1/10/2030	250	236
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	177
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	230	204
3.74%, 3/7/2029	184	167
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (e)	235	232
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	250	243
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.87%), 4.45%, 5/8/2030 (e)	200	181
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	66	60

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	250	227
(SOFR + 1.22%), 2.47%, 1/11/2028 (e)	200	174
Societe Generale SA (France) 4.25%, 4/14/2025 (d)	400	384
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	75	74
5.16%, 1/10/2028	40	39
5.52%, 7/17/2028	25	25
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	50	49
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	35	31
Wells Fargo & Co.
4.30%, 7/22/2027	344	324
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	85	83
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	30	28
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	18	12
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	120	94
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (f)	44	27
3.13%, 11/18/2041 (f)	45	28
		7,146
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	166
Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	198	175
4.05%, 11/21/2039	300	245
Amgen, Inc.
5.25%, 3/2/2033	75	72
3.15%, 2/21/2040	96	68
3.00%, 1/15/2052	70	42
Gilead Sciences, Inc. 2.60%, 10/1/2040	52	34
		636
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	150	116
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	38	29
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	39
		68
Capital Markets — 0.1%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	39
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	300	271
(SOFR + 1.32%), 2.55%, 1/7/2028 (e)	150	131

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	290	279
(SOFR + 0.80%), 1.43%, 3/9/2027 (e)	75	67
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	450	401
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (d)	180	180
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	150	113
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	110	106
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	105	101
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	20	20
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	250	191
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	40	28
Nasdaq, Inc. 5.55%, 2/15/2034	30	29
Nomura Holdings, Inc. (Japan) 6.07%, 7/12/2028	200	198
S&P Global, Inc.
2.70%, 3/1/2029	69	60
4.25%, 5/1/2029	70	66
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (e)	40	36
UBS Group AG (Switzerland) 4.28%, 1/9/2028 (d)	500	460
		2,776
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	70	66
EIDP, Inc.
4.50%, 5/15/2026	69	67
4.80%, 5/15/2033	75	70
LYB International Finance III LLC 1.25%, 10/1/2025	30	27
Nutrien Ltd. (Canada) 4.90%, 3/27/2028	86	83
RPM International, Inc. 2.95%, 1/15/2032	61	47
		360
Commercial Services & Supplies — 0.0% ^
Republic Services, Inc. 5.00%, 4/1/2034	30	28
Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	300	269
6.10%, 1/15/2027	150	149
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	259	251
2.53%, 11/18/2027 (d)	369	311
Capital One Financial Corp.
3.80%, 1/31/2028	102	92
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	45	33
General Motors Financial Co., Inc. 3.80%, 4/7/2025	105	101
		1,206

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 1.80%, 2/10/2031 (d)	140	106
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (d)	60	40
3.63%, 5/13/2051 (d)	65	40
		186
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	49	44
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	15
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	80	59
WP Carey, Inc.
4.25%, 10/1/2026	26	25
2.40%, 2/1/2031	36	28
2.45%, 2/1/2032	40	30
		142
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	223	178
5.40%, 2/15/2034	40	37
3.50%, 6/1/2041	128	89
3.55%, 9/15/2055	76	47
Sprint Capital Corp. 6.88%, 11/15/2028	30	31
Verizon Communications, Inc.
2.10%, 3/22/2028	14	12
3.15%, 3/22/2030	124	106
5.05%, 5/9/2033	115	107
2.65%, 11/20/2040	44	28
		635
Electric Utilities — 0.1%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	56
Baltimore Gas and Electric Co. 5.40%, 6/1/2053	85	78
DTE Electric Co. 5.40%, 4/1/2053	75	70
Duke Energy Corp. 6.10%, 9/15/2053	70	68
Duke Energy Florida LLC 5.95%, 11/15/2052	62	61
Duke Energy Progress LLC 2.90%, 8/15/2051	40	24
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	20	15
Edison International 5.75%, 6/15/2027	76	75
Emera US Finance LP (Canada) 4.75%, 6/15/2046	52	38
Entergy Louisiana LLC 4.00%, 3/15/2033	40	35
Entergy Mississippi LLC 5.00%, 9/1/2033	100	94
Evergy Metro, Inc. 4.95%, 4/15/2033	89	83
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	71	69
Evergy, Inc. 2.90%, 9/15/2029	96	82
Eversource Energy 5.13%, 5/15/2033	70	65

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	215	195
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	44	34
Florida Power & Light Co. 5.30%, 4/1/2053	50	46
Fortis, Inc. (Canada) 3.06%, 10/4/2026	70	64
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	35
ITC Holdings Corp. 2.95%, 5/14/2030 (d)	30	25
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	44	42
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	13	9
MidAmerican Energy Co. 5.85%, 9/15/2054	40	39
Monongahela Power Co. 5.85%, 2/15/2034 (d)	30	29
Nevada Power Co. 6.00%, 3/15/2054	30	29
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	62	36
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	130	130
Northern States Power Co. 5.10%, 5/15/2053	100	90
NRG Energy, Inc. 2.45%, 12/2/2027 (d)	118	100
Ohio Power Co. 5.00%, 6/1/2033	70	66
Pacific Gas and Electric Co.
1.70%, 11/15/2023	35	35
2.95%, 3/1/2026	51	47
6.40%, 6/15/2033	75	72
3.75%, 8/15/2042 (g)	62	40
PacifiCorp 5.50%, 5/15/2054	4	3
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	65	61
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	27
Series A-5, 5.10%, 6/1/2052	35	31
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	41
Public Service Co. of Oklahoma 5.25%, 1/15/2033	70	67
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	55	51
Sierra Pacific Power Co. 5.90%, 3/15/2054 (d)	60	58
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	53	51
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	40	36
Series C, 4.13%, 3/1/2048	30	22
5.70%, 3/1/2053	25	23
5.88%, 12/1/2053	67	63
Southern Co. (The) 5.70%, 3/15/2034	40	39
Tucson Electric Power Co. 5.50%, 4/15/2053	90	82
Union Electric Co.
3.90%, 4/1/2052	43	32
5.45%, 3/15/2053	50	46
Vistra Operations Co. LLC 4.88%, 5/13/2024 (d)	96	95
		2,904
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	79	74

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — 0.0% ^
Corebridge Financial, Inc.
3.65%, 4/5/2027	35	32
3.85%, 4/5/2029	30	27
Global Payments, Inc. 3.20%, 8/15/2029	147	125
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	52	34
		218
Food Products — 0.0% ^
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	25	20
JBS USA LUX SA 6.75%, 3/15/2034 (d)	80	78
Kellogg Co. 5.25%, 3/1/2033	56	54
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	46
4.38%, 6/1/2046	29	23
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	118	90
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (d)	200	161
		472
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	27
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	40	31
Southern California Gas Co. 6.35%, 11/15/2052	125	128
		186
Ground Transportation — 0.0% ^
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	37	30
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	80	79
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	150	134
Union Pacific Corp.
3.55%, 8/15/2039	70	54
4.95%, 5/15/2053	50	45
		342
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	15
DH Europe Finance II SARL 3.25%, 11/15/2039	30	23
		38
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	36
Banner Health 1.90%, 1/1/2031	100	78
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	15
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	42
CommonSpirit Health 2.78%, 10/1/2030	74	61
CVS Health Corp.
5.25%, 2/21/2033	60	57
2.70%, 8/21/2040	92	58
Elevance Health, Inc. 2.25%, 5/15/2030	100	81
HCA, Inc.
5.25%, 6/15/2026	224	219

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.50%, 6/1/2033	110	104
5.50%, 6/15/2047	25	21
3.50%, 7/15/2051	23	14
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	26
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	25
		837
Health Care REITs — 0.0% ^
Healthcare Realty Holdings LP 2.00%, 3/15/2031	88	66
Healthpeak OP LLC 2.13%, 12/1/2028	67	56
Physicians Realty LP 2.63%, 11/1/2031	25	19
Sabra Health Care LP 3.20%, 12/1/2031	45	34
		175
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.80%, 2/15/2033	90	85
3.35%, 3/12/2050	52	34
		119
Household Durables — 0.0% ^
MDC Holdings, Inc. 3.97%, 8/6/2061	55	30
Independent Power and Renewable Electricity Producers — 0.0% ^
Alexander Funding Trust 1.84%, 11/15/2023 (d)	198	197
Constellation Energy Generation LLC
3.25%, 6/1/2025	194	185
5.80%, 3/1/2033	59	58
5.75%, 10/1/2041	40	36
Southern Power Co. 5.15%, 9/15/2041	74	63
		539
Industrial REITs — 0.0% ^
Prologis LP 4.75%, 6/15/2033	50	46
Insurance — 0.0% ^
Athene Global Funding 2.75%, 6/25/2024 (d)	92	90
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	30
Brown & Brown, Inc. 2.38%, 3/15/2031	92	71
Corebridge Global Funding 5.90%, 9/19/2028 (d)	60	60
F&G Global Funding 1.75%, 6/30/2026 (d)	40	35
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (d)	30	29
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (d)	50	49
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	156	108
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (d)	40	34
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	70	53
3.30%, 5/15/2050 (d)	96	61
		620

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	75	71
IT Services — 0.0% ^
CGI, Inc. (Canada)
1.45%, 9/14/2026	42	37
2.30%, 9/14/2031	75	56
		93
Machinery — 0.0% ^
Otis Worldwide Corp.
5.25%, 8/16/2028	80	79
3.11%, 2/15/2040	86	61
		140
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	142	111
3.50%, 3/1/2042	35	22
3.70%, 4/1/2051	96	56
Comcast Corp.
4.65%, 2/15/2033	110	103
3.25%, 11/1/2039	84	61
2.80%, 1/15/2051	130	76
5.35%, 5/15/2053	180	164
Discovery Communications LLC 3.63%, 5/15/2030	41	35
		628
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (d)	400	389
BHP Billiton Finance USA Ltd. (Australia) 5.25%, 9/8/2030	100	98
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (d)	75	73
2.50%, 9/1/2030 (d)	96	76
Steel Dynamics, Inc. 1.65%, 10/15/2027	60	51
		687
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	25
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	70	71
Consumers Energy Co.
4.63%, 5/15/2033	75	70
3.25%, 8/15/2046	30	20
DTE Energy Co. 4.88%, 6/1/2028	100	97
Puget Energy, Inc. 2.38%, 6/15/2028	54	46
San Diego Gas & Electric Co. 2.95%, 8/15/2051	70	42
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	50	49
WEC Energy Group, Inc. 1.38%, 10/15/2027	44	37
		457

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Office REITs — 0.0% ^
Corporate Office Properties LP 2.75%, 4/15/2031	54	41
Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc.
3.63%, 4/6/2030	73	66
4.81%, 2/13/2033	70	66
2.77%, 11/10/2050	44	26
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	75	74
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	60	57
Energy Transfer LP
3.90%, 7/15/2026	146	138
4.40%, 3/15/2027	90	85
5.00%, 5/15/2044 (g)	105	82
Exxon Mobil Corp. 3.00%, 8/16/2039	146	107
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	40	31
4.32%, 12/30/2039 (d)	30	21
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (d)	198	183
HF Sinclair Corp.
2.63%, 10/1/2023	22	22
5.88%, 4/1/2026	90	90
MPLX LP 4.50%, 4/15/2038	52	42
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	40	32
Phillips 66 Co.
3.55%, 10/1/2026	44	41
5.30%, 6/30/2033	50	48
Plains All American Pipeline LP 4.65%, 10/15/2025	132	128
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	102	101
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	67
TransCanada PipeLines Ltd. (Canada) 4.10%, 4/15/2030	45	40
Williams Cos., Inc. (The) 5.65%, 3/15/2033	40	39
		1,586
Personal Care Products — 0.0% ^
Kenvue, Inc.
5.00%, 3/22/2030 (d)	100	98
5.20%, 3/22/2063 (d)	70	63
		161
Pharmaceuticals — 0.1%
Merck & Co., Inc.
5.00%, 5/17/2053	50	45
5.15%, 5/17/2063	40	36
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	60	57
5.30%, 5/19/2053	110	102
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	400	278
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	60	56

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Viatris, Inc. 3.85%, 6/22/2040	96	63
Zoetis, Inc. 5.60%, 11/16/2032	100	100
		737
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	50	50
Residential REITs — 0.0% ^
UDR, Inc. 2.10%, 8/1/2032	88	63
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	34
2.50%, 8/16/2031	20	15
Federal Realty OP LP 1.25%, 2/15/2026	70	63
NNN REIT, Inc. 5.60%, 10/15/2033	50	47
Realty Income Corp. 4.85%, 3/15/2030	50	47
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	158	150
		356
Semiconductors & Semiconductor Equipment — 0.0% ^
Analog Devices, Inc. 2.80%, 10/1/2041	46	31
Broadcom, Inc. 3.19%, 11/15/2036 (d)	148	106
Intel Corp.
5.63%, 2/10/2043	25	24
5.70%, 2/10/2053	35	33
KLA Corp. 3.30%, 3/1/2050	130	86
Marvell Technology, Inc. 5.75%, 2/15/2029	80	79
NXP BV (China)
2.50%, 5/11/2031	70	55
5.00%, 1/15/2033	30	27
3.25%, 5/11/2041	75	51
QUALCOMM, Inc. 4.50%, 5/20/2052	30	25
Texas Instruments, Inc. 5.05%, 5/18/2063	59	52
		569
Software — 0.0% ^
Intuit, Inc. 5.50%, 9/15/2053	30	29
Oracle Corp.
4.90%, 2/6/2033	60	55
3.80%, 11/15/2037	184	140
5.55%, 2/6/2053	50	44
Roper Technologies, Inc. 1.75%, 2/15/2031	47	36
VMware, Inc.
1.40%, 8/15/2026	83	73
4.70%, 5/15/2030	84	77
Workday, Inc. 3.50%, 4/1/2027	53	50
		504

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — 0.0% ^
American Tower Corp. 1.88%, 10/15/2030	256	194
Crown Castle, Inc. 3.10%, 11/15/2029	96	81
CubeSmart LP 2.00%, 2/15/2031	102	77
Equinix, Inc.
2.90%, 11/18/2026	70	64
2.00%, 5/15/2028	89	75
Extra Space Storage LP 2.40%, 10/15/2031	60	46
Public Storage Operating Co. 1.95%, 11/9/2028	32	27
		564
Specialty Retail — 0.0% ^
Advance Auto Parts, Inc. 5.95%, 3/9/2028	100	95
Home Depot, Inc. (The) 4.95%, 9/15/2052	36	32
Lowe's Cos., Inc.
1.70%, 10/15/2030	40	31
3.70%, 4/15/2046	162	112
		270
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc.
3.45%, 2/9/2045	100	76
2.70%, 8/5/2051	120	73
Dell International LLC 6.20%, 7/15/2030	246	248
		397
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	53
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	78
4.39%, 8/15/2037	55	42
3.73%, 9/25/2040	96	64
		237
Trading Companies & Distributors — 0.0% ^
Air Lease Corp.
2.88%, 1/15/2026	50	46
1.88%, 8/15/2026	210	187
		233
Wireless Telecommunication Services — 0.0% ^
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	35	25
Sprint LLC 7.63%, 3/1/2026	22	23
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	80
5.05%, 7/15/2033	150	139
		267
Total Corporate Bonds (Cost $34,379)		29,860

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 1.1%
FHLMC Gold Pools, Other
Pool # WA4424, 4.40%, 12/1/2027	392	379
Pool # WN1157, 1.80%, 11/1/2028	335	284
Pool # WA1626, 3.45%, 8/1/2032	492	433
Pool # WN3225, 3.80%, 10/1/2034	200	175
Pool # WS4004, 4.40%, 9/1/2036	301	274
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	102	90
Pool # QA6772, 3.50%, 1/1/2050	402	351
Pool # RA4224, 3.00%, 11/1/2050	198	165
Pool # QB8503, 2.50%, 2/1/2051	230	184
Pool # QC4789, 3.00%, 7/1/2051	147	122
Pool # QE1637, 4.00%, 5/1/2052	67	60
Pool # QE1832, 4.50%, 5/1/2052	79	73
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	90	83
Pool # FM3118, 3.00%, 5/1/2050	150	126
Pool # CA6635, 2.50%, 8/1/2050	126	102
Pool # BR4318, 3.00%, 1/1/2051	308	256
Pool # BQ8009, 4.00%, 2/1/2051	446	404
Pool # BQ8010, 4.00%, 2/1/2051	508	458
Pool # CB2094, 3.00%, 11/1/2051	323	269
Pool # BU1805, 2.50%, 12/1/2051	251	200
Pool # CB2637, 2.50%, 1/1/2052	224	179
Pool # BU3079, 3.00%, 1/1/2052	95	79
Pool # BV0273, 3.00%, 1/1/2052	113	94
Pool # CB2670, 3.00%, 1/1/2052	173	143
Pool # BV4831, 3.00%, 2/1/2052	92	76
Pool # BV0295, 3.50%, 2/1/2052	241	212
Pool # BV6743, 4.50%, 5/1/2052	98	91
Pool # BV9515, 6.00%, 6/1/2052	94	93
Pool # BY4714, 5.00%, 6/1/2053	299	282
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	59	57
Pool # BL2588, 2.97%, 8/1/2026	290	271
Pool # BS7317, 5.35%, 11/1/2027	448	449
Pool # BS7576, 4.86%, 12/1/2027	270	266
Pool # AM3010, 5.07%, 3/1/2028	106	105
Pool # BS6144, 3.97%, 1/1/2029	345	325
Pool # AM5319, 4.34%, 1/1/2029	93	89
Pool # BS8149, 4.97%, 9/1/2029	300	295
Pool # BS4290, 1.95%, 10/1/2029	500	411
Pool # BL4956, 2.41%, 11/1/2029	318	273
Pool # BS7361, 4.76%, 1/1/2030	520	507
Pool # BL9252, 1.37%, 3/1/2030	112	90
Pool # BS0154, 1.28%, 4/1/2030	76	60
Pool # AM4789, 4.18%, 11/1/2030	53	49
Pool # BL9494, 1.46%, 12/1/2030	75	58

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL9652, 1.56%, 12/1/2030	394	313
Pool # BS6024, 3.96%, 2/1/2031	210	193
Pool # BS7290, 5.64%, 2/1/2031	547	558
Pool # BS7121, 5.15%, 3/1/2031	400	396
Pool # BS6203, 4.26%, 4/1/2031	149	138
Pool # BS8442, 4.74%, 4/1/2031	314	304
Pool # BS2915, 1.87%, 5/1/2031	60	47
Pool # BL2999, 3.15%, 6/1/2031	811	712
Pool # BS7813, 4.83%, 6/1/2031	209	203
Pool # BS6802, 4.93%, 6/1/2031	300	292
Pool # BL3774, 2.77%, 8/1/2031	100	84
Pool # BL3648, 2.85%, 8/1/2031	100	85
Pool # BL3700, 2.92%, 8/1/2031	100	86
Pool # BS5580, 3.68%, 1/1/2032	230	206
Pool # BS4654, 2.39%, 3/1/2032	243	199
Pool # BL5680, 2.44%, 3/1/2032	365	296
Pool # AN5952, 3.01%, 7/1/2032	101	87
Pool # AN6149, 3.14%, 7/1/2032	130	111
Pool # BS5530, 3.30%, 7/1/2032	422	363
Pool # BS8070, 5.35%, 7/1/2032	400	402
Pool # BS6345, 3.91%, 8/1/2032	115	104
Pool # BS6822, 3.81%, 10/1/2032	220	197
Pool # BS8528, 4.31%, 10/1/2032	520	483
Pool # BS6872, 4.41%, 10/1/2032	85	80
Pool # BS6928, 4.55%, 10/1/2032	90	85
Pool # BS6954, 4.93%, 10/1/2032	175	171
Pool # BS6819, 4.12%, 11/1/2032	275	252
Pool # BS7090, 4.45%, 12/1/2032	510	480
Pool # BS8428, 4.41%, 1/1/2033	355	332
Pool # BS5357, 3.41%, 3/1/2033	169	145
Pool # BS8416, 4.56%, 5/1/2033	165	156
Pool # AN9752, 3.65%, 7/1/2033	310	274
Pool # BS5511, 3.45%, 8/1/2033	225	194
Pool # BS5127, 3.15%, 9/1/2033	130	109
Pool # BL7124, 1.93%, 6/1/2035	159	119
Pool # AN0375, 3.76%, 12/1/2035	166	148
Pool # BF0045, 4.50%, 3/1/2052	60	57
Pool # BF0091, 3.50%, 5/1/2056	248	214
Pool # BF0108, 4.50%, 6/1/2056	115	107
Pool # BF0189, 3.00%, 6/1/2057	151	125
Pool # BF0230, 5.50%, 1/1/2058	237	236
Pool # BF0497, 3.00%, 7/1/2060	136	109
Pool # BF0580, 3.50%, 12/1/2061	131	113
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2053 (h)	131	104
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	22	20
Pool # 784602, 4.00%, 5/20/2038	82	75
Pool # BS8546, 2.50%, 12/20/2050	271	217

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 785294, 3.50%, 1/20/2051	285	244
Pool # CA8452, 3.00%, 2/20/2051	419	361
Pool # CA9005, 3.00%, 2/20/2051	388	342
Pool # CB1543, 3.00%, 2/20/2051	278	236
Pool # CA3588, 3.50%, 2/20/2051	270	237
Pool # CB1536, 3.50%, 2/20/2051	659	581
Pool # CB1542, 3.00%, 3/20/2051	282	239
Pool # CB4433, 3.00%, 3/20/2051	511	423
Pool # CC0070, 3.00%, 3/20/2051	44	38
Pool # CC8726, 3.00%, 3/20/2051	59	50
Pool # CC8738, 3.00%, 3/20/2051	75	64
Pool # CC8723, 3.50%, 3/20/2051	694	608
Pool # CC0088, 4.00%, 3/20/2051	16	15
Pool # CC0092, 4.00%, 3/20/2051	31	28
Pool # CC8727, 3.00%, 4/20/2051	97	82
Pool # CC8739, 3.00%, 4/20/2051	277	236
Pool # CC8740, 3.00%, 4/20/2051	237	202
Pool # CC8751, 3.00%, 4/20/2051	55	47
Pool # CE9911, 3.00%, 7/20/2051	145	123
Pool # CE9913, 3.00%, 7/20/2051	85	72
Pool # CE9914, 3.00%, 7/20/2051	85	72
Pool # CE9915, 3.00%, 7/20/2051	126	108
Pool # CA3563, 3.50%, 7/20/2051	281	249
Pool # CE2586, 3.50%, 7/20/2051	310	271
Pool # CK1527, 3.50%, 12/20/2051	202	178
Pool # CJ8184, 3.50%, 1/20/2052	218	191
Pool # CK2716, 3.50%, 2/20/2052	189	164
Pool # CN3557, 4.50%, 5/20/2052	113	105
Pool # CU6748, 6.00%, 9/20/2053	300	297
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	210	176
Pool # CV6672, 5.00%, 7/20/2062	185	173
Pool # CU1093, 5.50%, 6/20/2063	270	259
Pool # CU1092, 6.00%, 6/20/2063	281	277
Pool # CT6283, 6.00%, 7/20/2063	235	232
Pool # CW0095, 6.00%, 7/20/2063	215	212
Total Mortgage-Backed Securities (Cost $29,393)		26,015
Asset-Backed Securities — 0.6%
ACC Auto Trust Series 2021-A, Class B, 1.79%, 4/15/2027 (d)	124	123
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	56	51
ACM Auto Trust Series 2023-1A, Class A, 6.61%, 1/22/2030 (d)	39	39
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (d) (i)	85	84
Series 2021-FL4, Class AS, 6.55%, 12/18/2037 (d) (i)	115	113
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (d) (g)	274	259
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	170	149

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	121	108
Series 2016-3, Class AA, 3.00%, 10/15/2028	84	76
Series 2021-1, Class B, 3.95%, 7/11/2030	168	145
American Credit Acceptance Receivables Trust Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	100	98
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	202	191
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	100	91
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	100	91
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	100	86
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (d)	242	239
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (d)	67	63
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (d)	94	85
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	142	126
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	124	116
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	187	157
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (d) (i)	178	174
CPS Auto Receivables Trust Series 2021-B, Class C, 1.23%, 3/15/2027 (d)	67	66
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (d)	22	22
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	265	233
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	48	44
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	54	50
DT Auto Owner Trust
Series 2021-2A, Class C, 1.10%, 2/16/2027 (d)	270	264
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	90	87
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	190	187
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	130	129
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	109	98
Exeter Automobile Receivables Trust
Series 2021-1A, Class C, 0.74%, 1/15/2026	65	65
Series 2021-2A, Class C, 0.98%, 6/15/2026	84	82
Series 2022-5A, Class C, 6.51%, 12/15/2027	115	115
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	106	103
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	218	216
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	260	223
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (d)	100	91
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (d)	21	21
Series 2023-1, Class C, 5.43%, 5/15/2029 (d)	240	234
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (i)	150	123
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 ‡ (d)	270	270
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (d)	8	8
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	221	194

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	143	119
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	68	69
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	69	66
Lendingpoint Asset Securitization Trust Series 2021-B, Class B, 1.68%, 2/15/2029 (d)	41	41
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (d)	18	17
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	195	172
MVW LLC Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	156	139
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (d)	252	248
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	184	167
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	216	197
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	33	32
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	140	140
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	145	142
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (d)	225	213
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	295	285
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	190	187
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (d)	77	73
Series 2021-A, Class B, 1.76%, 3/8/2028 (d)	240	229
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	425	388
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	107	103
Series 2021-3, Class A, 1.15%, 5/15/2029 (d)	17	17
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 9/25/2028 (d)	270	223
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (d) (i)	71	64
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (d) (g)	199	192
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (g)	161	151
Progress Residential Trust
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (d)	205	192
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	453	399
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	250	225
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (d) (i)	248	238
Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (g)	70	65
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	185	174
Republic Finance Issuance Trust Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	334	308
Santander Drive Auto Receivables Trust Series 2023-1, Class C, 5.09%, 5/15/2030	120	117
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (d)	195	189
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	68	63
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	38	35
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (d)	260	254
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	62	56

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2016-2, Class A, 3.10%, 10/7/2028	34	30
Series 2018-1, Class A, 3.70%, 3/1/2030	95	81
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (d)	33	33
VCAT LLC Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (d) (g)	63	60
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (d) (g)	83	78
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (d) (g)	281	261
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (g)	238	225
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (d) (g)	191	178
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (d) (g)	139	133
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (d) (g)	281	266
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (d) (g)	225	210
Westlake Automobile Receivables Trust Series 2023-1A, Class C, 5.74%, 8/15/2028 (d)	200	198
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	235	231
Total Asset-Backed Securities (Cost $14,375)		13,562
Collateralized Mortgage Obligations — 0.2%
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	1	1
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.01%, 7/25/2043 (d) (i)	190	191
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (d) (i)	169	155
FHLMC, REMIC Series 4065, Class QB, 3.00%, 6/15/2042	185	158
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	76	78
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	145	144
Series 2002-T4, Class A1, 6.50%, 12/25/2041	16	17
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	114	110
Series 2018-72, Class VB, 3.50%, 10/25/2031	290	270
Series 2018-56, Class VN, 3.50%, 5/25/2038	180	155
Series 2011-41, Class KA, 4.00%, 1/25/2041	4	3
Series 2022-4, Class TA, 1.00%, 4/25/2051	255	195
Series 2019-7, Class CA, 3.50%, 11/25/2057	308	287
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	150	150
GNMA
Series 2020-185, Class PE, 1.50%, 12/20/2050	271	202
Series 2021-83, Class KB, 1.25%, 5/20/2051	333	250
Series 2022-151, Class B, 4.25%, 9/20/2052	150	115
Series 2012-H31, Class FD, 5.77%, 12/20/2062 (i)	104	103
Series 2015-H16, Class FG, 5.66%, 7/20/2065 (i)	66	66
Series 2016-H13, Class FT, 6.01%, 5/20/2066 (i)	47	47
Series 2016-H26, Class FC, 6.43%, 12/20/2066 (i)	249	248
Series 2021-H14, Class YD, 7.79%, 6/20/2071 (i)	198	176
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (d) (g)	85	78
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (d) (i)	79	79
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	185	166
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (i)	253	234
Series 2018-2, Class M55D, 4.00%, 11/25/2057	307	284
Series 2018-4, Class M55D, 4.00%, 3/25/2058	160	149

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-1, Class MT, 3.50%, 7/25/2058	85	72
Series 2019-2, Class M55D, 4.00%, 8/25/2058	271	251
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	171
Series 2019-3, Class M55D, 4.00%, 10/25/2058	255	236
Series 2019-4, Class M55D, 4.00%, 2/25/2059	95	87
Series 2022-1, Class MTU, 3.25%, 11/25/2061	84	69
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (i)	380	300
Total Collateralized Mortgage Obligations (Cost $5,871)		5,297
Commercial Mortgage-Backed Securities — 0.1%
BPR Trust Series 2021-KEN, Class A, 6.70%, 2/15/2029 (d) (i)	220	217
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	170	152
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.11%, 7/25/2041 (d) (i)	170	159
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.73%, 7/25/2024 (i)	14,473	43
Series K136, Class A2, 2.13%, 11/25/2031	259	206
Series K140, Class A2, 2.25%, 1/25/2032	262	209
Series K-150, Class A2, 3.71%, 9/25/2032 (i)	185	164
FNMA ACES
Series 2018-M10, Class A1, 3.47%, 7/25/2028 (i)	19	19
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (i)	1,552	99
Series 2017-M11, Class A2, 2.98%, 8/25/2029	145	129
Series 2020-M50, Class A2, 1.20%, 10/25/2030	143	126
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (i)	2,118	128
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (i)	185	143
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (i)	365	288
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (i)	182	169
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	142	134
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (i)	774	64
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (i)	125	111
Series 2016-K56, Class B, 4.09%, 6/25/2049 (d) (i)	90	85
Series 2016-K58, Class B, 3.87%, 9/25/2049 (d) (i)	465	435
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	195	152
Total Commercial Mortgage-Backed Securities (Cost $3,444)		3,232
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $55)	55	52

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (k) (Cost $49,676)	49,676	49,676
Total Investments — 99.7% (Cost $2,199,849)		2,344,062
Other Assets Less Liabilities — 0.3%		6,749
NET ASSETS — 100.0%		2,350,811

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of September 30, 2023.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at September 30, 2023 is $55 or 0.00% of the Fund’s net
assets as of September 30, 2023.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2023.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.

(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	258	12/15/2023	USD	23,192	(992)
S&P MidCap 400 E-Mini Index	93	12/15/2023	USD	23,429	(795)
U.S. Treasury 10 Year Note	736	12/19/2023	USD	79,511	(1,479)
U.S. Treasury 5 Year Note	12	12/29/2023	USD	1,264	(13)
					(3,279)
Short Contracts
MSCI EAFE E-Mini Index	(230)	12/15/2023	USD	(23,480)	813
MSCI Emerging Markets E-Mini Index	(615)	12/15/2023	USD	(29,385)	1,007
S&P 500 E-Mini Index	(54)	12/15/2023	USD	(11,682)	497
					2,317
					(962)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$12,728	$834	$13,562
Collateralized Mortgage Obligations	—	5,296	1	5,297
Commercial Mortgage-Backed Securities	—	3,232	—	3,232
Corporate Bonds	—	29,860	—	29,860
Exchange-Traded Funds	867,380	—	—	867,380
Investment Companies	1,311,514	—	—	1,311,514
Mortgage-Backed Securities	—	26,015	—	26,015
Municipal Bonds	—	52	—	52
U.S. Treasury Obligations	—	37,474	—	37,474
Short-Term Investments
Investment Companies	49,676	—	—	49,676
Total Investments in Securities	$2,228,570	$114,657	$835	$2,344,062
Appreciation in Other Financial Instruments
Futures Contracts	$2,317	$—	$—	$2,317
Depreciation in Other Financial Instruments
Futures Contracts	(3,279)	—	—	(3,279)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(962)	$—	$—	$(962)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$79,606	$3,517	$2,019	$(101)	$(3,768)	$77,235	1,666	$991	$—
JPMorgan BetaBuilders International Equity ETF (a)	473,311	17,064	1,702	(94)	(24,370)	464,209	8,910	1,981	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	34,684	2,212	—	—	(2,736)	34,160	439	300	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	129,658	8,636	18,921	(3,700)	(1,617)	114,056	2,579	1,197	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	121,895	7,061	27,105	242	(5,571)	96,522	1,282	348	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	104,462	2,867	22,201	(2,628)	(2,618)	79,882	1,496	408	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,411	—	1,078	(164)	147	1,316	30	27	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	309,694	17,816	13,240	(2,938)	(9,942)	301,390	43,807	3,333	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,409	21	—	—	(59)	1,371	241	23	—

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$79,474	$1,043	$—	$—	$(2,921)	$77,596	5,194	$—	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	808,246	66,877	—	—	(32,086)	843,037	13,107	3,330	—
JPMorgan High Yield Fund Class R6 Shares (a)	57,884	31,024	—	—	(788)	88,120	14,328	1,398	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	52,938	107,720	110,982	—	—	49,676	49,676	803	—
Total	$2,255,672	$265,858	$197,248	$(9,383)	$(86,329)	$2,228,570		$14,139	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.